Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	$ 3,690,138
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	20,699,193
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	24,389,331
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	67,126
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	3,819,221
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash and Noncash	2,547,408
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	1,038,136
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	7,404,765
EBP, Change in Net Asset Available for Benefit, Increase	31,861,222
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	28,487,533
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	130,611
EBP, Change in Net Asset Available for Benefit, Decrease	28,618,144
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	3,243,078
EBP, Net Asset Available for Benefit	$ 154,411,316